UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2018 through June 30, 2018


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                       Pioneer Fund

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                       Semiannual Report | June 30, 2018
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                       Ticker Symbols:
                       Class A    PIODX
                       Class C    PCODX
                       Class R    PIORX
                       Class Y    PYODX

                       [LOGO]   Amundi Pioneer
                                ==============
                              ASSET MANAGEMENT
                        visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          22

Notes to Financial Statements                                                 30

Additional Information                                                        39

Trustees, Officers and Service Providers                                      41

                                    Pioneer Fund | Semiannual Report | 6/30/18 1

President's Letter

Over the first half of 2018, the U.S. stock market, as measured by the Standard & Poor's 500 Index (the S&P 500), has returned 2.65%, while bond markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, have been negative, returning -1.62%. While the markets have delivered somewhat mixed and tepid returns, we have observed the U.S. Federal Reserve System (the Fed) continuing to tighten monetary policy by increasing interest rates in both March and June, and moving forward with the tapering of its balance sheet, a process which began in October 2017. The Fed also signaled the potential for two additional rate hikes before the end of this year, given robust economic growth and the potential for rising inflation.

Although domestic equities gained ground during the first six months of the year, the investment backdrop proved more challenging compared to the favorable conditions of the past two years. On the positive side, stocks continued to benefit from the underpinnings of robust domestic economic growth, lower tax rates, and rising corporate earnings. At the same time, however, day-to-day market volatility began to pick up in response to worries about rising interest rates and uncertainty regarding U.S. trade policy. In fact, while the S&P 500 Index was positive for the first half of the year, the majority of its gain occurred in January, as stocks suffered a steep sell-off in early February and spent the rest of the six months ended June 30, 2018, regaining lost ground.

Across the fixed-income space, rising interest rates have helped drive down returns of most asset classes, though the floating-rate sector, which includes bank loans, has fared well in the rising-rate environment. In addition, structured sectors, such as asset-backed securities (ABS) and mortgage-backed securities (MBS), have generally outperformed Treasuries. Agency MBS, in particular, have performed well as the housing market has continued to show strength, despite rising interest rates and rising home prices.

Although we have experienced an increase in volatility in the equity markets, looking ahead, we have not changed our outlook and still have a constructive view of U.S. stocks, especially given other investment alternatives. Economic growth continues to improve and overall equity valuations - while elevated in the growth segment of the market - in our view, are not excessive. In addition, U.S. gross domestic product (GDP) growth remains strong, coming in at above 2% for the first quarter of 2018, with projections of a continued, if not increasing growth rate for the second quarter.

2 Pioneer Fund | Semiannual Report | 6/30/18

In fixed income, we believe that attractive investment opportunities still exist, even with interest rates on the rise. In general, our core fixed-income portfolios remain underweight to nominal U.S. Treasuries, which are sensitive to the rising-rate environment. We have, however, allocated assets to Treasury inflation-protected securities, or TIPS, which are indexed to inflation in order to protect against its negative effects. In addition, we believe investors should be selective when investing in the investment-grade bond sector, as the use of leverage by corporations to fund mergers and acquisitions as well as stock buybacks and dividend increases has risen significantly. We continue to see more attractive valuations within structured investment vehicles, such as residential MBS, as fundamentals within the U.S. housing market are solid and U.S. consumer sentiment remains positive.

We believe this year's market fluctuations have served to remind investors of the importance of active management. Since 1928, active management has been the foundation of Amundi Pioneer's investment approach. We believe active management is especially important during periods of volatility, and that our shareowners can benefit from the experience and tenure of our investment teams, who work collaboratively to make active and informed decisions across our funds.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
June 30, 2018

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                                    Pioneer Fund | Semiannual Report | 6/30/18 3

Portfolio Management Discussion | 6/30/18

In the following discussion, Jeff Kripke and John A. Carey discuss the market environment during the six-month period ended June 30, 2018, and Pioneer Fund's performance during the period. Mr. Kripke, a senior vice president and a portfolio manager at Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), is responsible for the day-to-day management of the Fund, along with Mr. Carey, Managing Director, Director of Equity Income, U.S., and a portfolio manager at Amundi Pioneer, and Walter Hunnewell, Jr., a vice president and a portfolio manager at Amundi Pioneer.

Q    How did the Fund perform over the six-month period ended June 30, 2018?

A Pioneer Fund's Class A shares returned 1.81% at net asset value during the six-month period ended June 30, 2018, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 2.65%. During the same six-month period, the average return of the 1,411 mutual funds in Morningstar's Large Blend Funds Category was 1.58%.

Q How would you describe the market environment for equities during the six-month period ended June 30, 2018?

A While corporate earnings were strong and a major reduction in Federal tax rates for businesses supported further earnings growth, rising interest rates and oil prices acted as headwinds. The interest rate on the 10-Year U.S. Treasury rose from 2.5% to 2.9% during the period, and oil jumped from $60 a barrel (West Texas Intermediate) to $74. Higher interest rates both created extra borrowing costs for companies and created competition for stocks among income-seeking investors; while higher oil prices likewise boosted costs for companies and also made a dent in household budgets.

     For the six months, the Fund's benchmark, the S&P 500, returned 2.65%. Meanwhile, growth stocks excelled, returning 7.25% as measured by the Russell 1000 Growth Index. We think that growth stocks have led the market because investors remain concerned about the durability of the economic cycle and so are sticking with companies they feel can grow, regardless of economic conditions. We would note risks, though, with that type of approach, as the higher valuation levels enjoyed by the market's most popular stocks can create particular vulnerability if the earnings growth for those companies begins to slow.

     Within the S&P 500, the highest returns came from the consumer discretionary (+11.47%), information technology (+10.87%), and energy (+6.83%) sectors during the six-month period, while consumer staples (-8.92%), telecommunication services (-8.35%), and industrials (-4.70%) lagged.

4 Pioneer Fund | Semiannual Report | 6/30/18

Q Which of your investment decisions detracted from the Fund's benchmark-relative performance during the six-month period ended June 30, 2018?

A Stock selection results in consumer discretionary and telecommunication services, and a portfolio overweight to the underperforming industrials sector were the biggest drags on the Fund's returns relative to the S&P 500 during the six-month period.

     With regard to individual holdings, a large portion of the Fund's benchmark-relative underperformance during the six-month period, both overall and in the consumer discretionary sector, was attributable to not owning two high-valuation S&P 500 stocks that performed well: Amazon.com and Netflix. We avoided those companies because we prefer to invest in stocks that are trading at more modest valuations. In telecommunication services, a position in AT&T detracted from the Fund's relative returns as investors attempted to arbitrage the stock while AT&T's proposed merger with Time Warner was under review. Ultimately, the merger was approved, but the U.S. Department of Justice is appealing the decision. (Arbitrage is the simultaneous purchase and sale of an asset in an attempt to profit from an imbalance in its price.) Despite the ongoing merger issues, we still think AT&T is a stable, modest growth company with a good cash flow and valuation. In the industrials sector, the Fund's position in express delivery company FedEx had a negative effect on benchmark-relative returns. FedEx struggled this quarter due to investors' fears of a potential trade war as well as rising fuel costs.

Q Which of your investment decisions contributed positively to the Fund's benchmark-relative performance during the six-month period ended June 30, 2018?

A Stock selection in consumer staples and health care, an overweight to information technology, and an underweight to consumer staples contributed the most to the Fund's benchmark-relative performance during the six-month period.

     Individual portfolio holdings that aided the Fund's benchmark-relative returns during the six-month period included Microsoft, EOG Resources, UnitedHealth Group, Alphabet, and Southern Copper. In information technology, shares of Alphabet (the parent of Google) rose by nearly 9% in the second quarter as the company beat analysts' expectations on both the top and bottom lines. Microsoft, which contributed the most overall to the Fund's benchmark-relative performance over the six months, remains a major player in cloud services and continues to expand into the artificial intelligence arena. The company has a solid balance sheet and good cash flow, and the stock trades at a reasonable valuation. A position in Southern

                                    Pioneer Fund | Semiannual Report | 6/30/18 5

     Copper (materials) contributed to relative returns during the period as the company benefited from rising copper prices and production. We sold the stock for valuation reasons after it had a nice run-up. EOG Resources is an energy exploration-and-production company that derives most of its production from shale gas. As the price of oil increased during the period, EOG's stock rallied and contributed positively to the Fund's benchmark-relative performance. Finally, UnitedHealth, one of the top health insurers in the U.S., saw its stock price increase during the period as the company continued to execute on its business plan.

Q Did the Portfolio hold any derivatives during the six-month period ended June 30, 2018?

A    No. We did not invest in any derivatives during the period.

Q    What is your outlook for equities as we enter the second half of 2018?

A Looking ahead, we have not changed our outlook and still have a constructive view of the U.S. stock market, especially given other investment alternatives. Economic growth continues to improve, and stock valuations, in our view, are not excessive.

     Although the business cycle appears to have been in an upward trajectory for many years now since the great recession of 2008/2009, the recovery still has been modest by historical standards, and we do not believe that business cycles die of old age. We acknowledge the risks involved with the current transition as the Federal Reserve moves from an expansionary monetary policy to a neutral, or possibly slightly-restrictive policy. We also believe there is a risk that potential trade wars could slow the global economy. However, we believe both risks can be managed and that investors' heightened awareness of the risks can actually have a benefit, as it could help in tamping down irrational exuberance.

     At the end of the six-month period, the portfolio's largest overweights relative to the S&P 500 are in the industrials and information technology sectors. Within information technology, the Fund owns shares of what we believe are high-quality, financially strong, market-leading companies that have been benefiting from their investments in future technologies such as the cloud, internet of things, artificial intelligence, and machine learning. We feel these companies are on the leading edge of major technology trends and improvements that will drive revenues and reduce costs, which should result in faster growth rates and higher profits.

     Finally, the largest portfolio underweights heading into the second half of the fiscal year are in the consumer discretionary and utilities sectors.

6 Pioneer Fund | Semiannual Report | 6/30/18

Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the Fund, which may mean forgoing some investment opportunities available to funds without similar ESG standards.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                                    Pioneer Fund | Semiannual Report | 6/30/18 7

Portfolio Summary | 6/30/18

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     28.6%
Financials                                                                 16.3%
Industrials                                                                13.2%
Health Care                                                                12.8%
Consumer Discretionary                                                     10.5%
Consumer Staples                                                            6.4%
Energy                                                                      6.2%
Telecommunication Services                                                  3.3%
Real Estate                                                                 1.2%
Utilities                                                                   0.8%
Materials                                                                   0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

 1. Microsoft Corp.                                                        5.92%
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 2. Alphabet, Inc., Class A                                                5.92
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 3. Apple, Inc.                                                            4.80
--------------------------------------------------------------------------------
 4. JPMorgan Chase & Co.                                                   4.58
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 5. Lowe's Cos., Inc.                                                      3.71
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 6. PepsiCo., Inc.                                                         3.49
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 7. AT&T, Inc.                                                             3.27
--------------------------------------------------------------------------------
 8. McDonald's Corp.                                                       3.25
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 9. UnitedHealth Group, Inc.                                               3.10
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10. Home Depot, Inc.                                                       3.01
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* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8 Pioneer Fund | Semiannual Report | 6/30/18

Prices and Distributions | 6/30/18

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                        6/30/18                          12/31/17
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          A                            $29.20                           $28.81
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          C                            $25.49                           $25.17
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          R                            $29.33                           $28.93
--------------------------------------------------------------------------------
          Y                            $29.56                           $29.17
--------------------------------------------------------------------------------

Distributions per Share: 1/1/18-6/30/18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net Investment          Short-Term            Long-Term
         Class           Income             Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A             $0.1300                 $   --              $    --
--------------------------------------------------------------------------------
          C             $0.0300                 $   --              $    --
--------------------------------------------------------------------------------
          R             $0.0700                 $   --              $    --
--------------------------------------------------------------------------------
          Y             $0.1600                 $   --              $    --
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Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.

                                    Pioneer Fund | Semiannual Report | 6/30/18 9

Performance Update | 6/30/18                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                               Net         Public
                                               Asset       Offering      S&P
                                               Value       Price         500
Period                                         (NAV)       (POP)         Index
--------------------------------------------------------------------------------
10 years                                        8.12%       7.48%        10.17%
5 years                                        11.85       10.53         13.42
1 year                                         13.51        6.99         14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.94%
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[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/08                                  $  9,425                  $ 10,000
6/09                                  $  6,957                  $  7,379
6/10                                  $  7,817                  $  8,443
6/11                                  $ 10,294                  $ 11,035
6/12                                  $  9,835                  $ 11,636
6/13                                  $ 11,752                  $ 14,033
6/14                                  $ 14,660                  $ 17,486
6/15                                  $ 15,332                  $ 18,784
6/16                                  $ 15,638                  $ 19,534
6/17                                  $ 18,124                  $ 23,029
6/18                                  $ 20,573                  $ 26,340

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

10 Pioneer Fund | Semiannual Report | 6/30/18

Performance Update | 6/30/18                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                                                         S&P
                                               If          If            500
Period                                         Held        Redeemed      Index
--------------------------------------------------------------------------------
10 years                                        7.27%       7.27%        10.17%
5 years                                        10.97       10.97         13.42
1 year                                         12.56       12.56         14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.73%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/08                                  $ 10,000                  $ 10,000
6/09                                  $  7,326                  $  7,379
6/10                                  $  8,165                  $  8,443
6/11                                  $ 10,671                  $ 11,035
6/12                                  $ 10,116                  $ 11,636
6/13                                  $ 11,994                  $ 14,033
6/14                                  $ 14,846                  $ 17,486
6/15                                  $ 15,401                  $ 18,784
6/16                                  $ 15,587                  $ 19,534
6/17                                  $ 17,928                  $ 23,029
6/18                                  $ 20,180                  $ 26,340

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                                   Pioneer Fund | Semiannual Report | 6/30/18 11

Performance Update | 6/30/18                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                               Net
                                               Asset       S&P
                                               Value       500
Period                                         (NAV)       Index
--------------------------------------------------------------------------------
10 years                                        7.76       10.17%
5 years                                        11.40       13.42
1 year                                         13.01       14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.38%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/08                                  $ 10,000                  $ 10,000
6/09                                  $  7,373                  $  7,379
6/10                                  $  8,257                  $  8,443
6/11                                  $ 10,836                  $ 11,035
6/12                                  $ 10,326                  $ 11,636
6/13                                  $ 12,306                  $ 14,033
6/14                                  $ 15,287                  $ 17,486
6/15                                  $ 15,934                  $ 18,784
6/16                                  $ 16,192                  $ 19,534
6/17                                  $ 18,685                  $ 23,029
6/18                                  $ 21,117                  $ 26,340

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Fund | Semiannual Report | 6/30/18

Performance Update | 6/30/18                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                               Net
                                               Asset       S&P
                                               Value       500
Period                                         (NAV)       Index
--------------------------------------------------------------------------------
10 years                                        8.49%      10.17%
5 years                                        12.14       13.42
1 year                                         13.74       14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                      Pioneer Fund              S&P 500 Index
6/08                                  $  5,000,000              $  5,000,000
6/09                                  $  3,710,365              $  3,689,288
6/10                                  $  4,187,691              $  4,221,643
6/11                                  $  5,535,920              $  5,517,338
6/12                                  $  5,309,471              $  5,817,923
6/13                                  $  6,366,810              $  7,016,250
6/14                                  $  7,965,868              $  8,742,879
6/15                                  $  8,356,007              $  9,391,845
6/16                                  $  8,547,756              $  9,766,826
6/17                                  $  9,928,331              $ 11,514,706
6/18                                  $ 11,292,369              $ 13,169,844

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                                   Pioneer Fund | Semiannual Report | 6/30/18 13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2018 through June 30, 2018.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/18
--------------------------------------------------------------------------------
Ending Account               $1,018.10     $1,013.90     $1,016.30     $1,018.90
Value on 6/30/18
--------------------------------------------------------------------------------
Expenses Paid                $    4.80     $    8.79     $    6.85     $    3.85
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.96%, 1.76%, 1.37% and 0.77%, for Class A, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14 Pioneer Fund | Semiannual Report | 6/30/18

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2018 through June 30, 2018.

--------------------------------------------------------------------------------
Share Class                      A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/18
--------------------------------------------------------------------------------
Ending Account               $1,020.03     $1,016.07     $1,018.00     $1,020.98
Value on 6/30/18
--------------------------------------------------------------------------------
Expenses Paid                $    4.81     $    8.80     $    6.85     $    3.86
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.96%, 1.76%, 1.37% and 0.77%, for Class A, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                   Pioneer Fund | Semiannual Report | 6/30/18 15

Schedule of Investments | 6/30/18 (unaudited)

--------------------------------------------------------------------------------------------
 Shares                                                                      Value
--------------------------------------------------------------------------------------------
                  UNAFFILIATED ISSUERS -- 99.8%
                  COMMON STOCKS -- 98.1% of Net Assets
                  BANKS -- 6.5%
                  Diversified Banks -- 6.5%
  3,343,500       Bank of America Corp.                                      $    94,253,265
  2,100,000       JPMorgan Chase & Co.                                           218,820,000
                                                                             ---------------
                  Total Banks                                                $   313,073,265
--------------------------------------------------------------------------------------------
                  CAPITAL GOODS -- 4.8%
                  Aerospace & Defense -- 1.8%
    435,900       Raytheon Co.                                               $    84,207,162
--------------------------------------------------------------------------------------------
                  Industrial Conglomerates -- 1.0%
    330,000       Honeywell International, Inc.                              $    47,536,500
--------------------------------------------------------------------------------------------
                  Industrial Machinery -- 1.3%
    718,500       Lincoln Electric Holdings, Inc.                            $    63,055,560
--------------------------------------------------------------------------------------------
                  Trading Companies & Distributors -- 0.7%
    237,900(a)    United Rentals, Inc.                                       $    35,118,798
                                                                             ---------------
                  Total Capital Goods                                        $   229,918,020
--------------------------------------------------------------------------------------------
                  COMMERCIAL & PROFESSIONAL SERVICES -- 1.9%
                  Environmental & Facilities Services -- 1.9%
  1,150,000       Waste Management, Inc.                                     $    93,541,000
                                                                             ---------------
                  Total Commercial & Professional Services                   $    93,541,000
--------------------------------------------------------------------------------------------
                  CONSUMER SERVICES -- 3.2%
                  Restaurants -- 3.2%
    990,500       McDonald's Corp.                                           $   155,201,445
                                                                             ---------------
                  Total Consumer Services                                    $   155,201,445
--------------------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIALS -- 8.0%
                  Asset Management & Custody Banks -- 1.5%
    141,800       BlackRock, Inc., Class A                                   $    70,763,872
--------------------------------------------------------------------------------------------
                  Consumer Finance -- 2.0%
    952,500       American Express Co.                                       $    93,345,000
--------------------------------------------------------------------------------------------
                  Financial Exchanges & Data -- 2.0%
    590,600       CME Group, Inc., Class A                                   $    96,811,152
--------------------------------------------------------------------------------------------
                  Multi-Sector Holdings -- 2.5%
         85(a)    Berkshire Hathaway, Inc., Class A                          $    23,973,401
    526,500(a)    Berkshire Hathaway, Inc., Class B                               98,271,225
                                                                             ---------------
                                                                             $   122,244,626
                                                                             ---------------
                  Total Diversified Financials                               $   383,164,650
--------------------------------------------------------------------------------------------
                  ENERGY -- 6.2%
                  Integrated Oil & Gas -- 2.0%
  1,565,000       TOTAL SA (A.D.R.)                                          $    94,776,400
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer Fund | Semiannual Report | 6/30/18

--------------------------------------------------------------------------------------------
 Shares                                                                      Value
--------------------------------------------------------------------------------------------
                  Oil & Gas Equipment & Services -- 1.7%
  1,872,500       Halliburton Co.                                            $    84,374,850
--------------------------------------------------------------------------------------------
                  Oil & Gas Exploration & Production -- 2.5%
    955,500       EOG Resources, Inc.                                        $   118,892,865
                                                                             ---------------
                  Total Energy                                               $   298,044,115
--------------------------------------------------------------------------------------------
                  FOOD & STAPLES RETAILING -- 1.5%
                  Hypermarkets & Super Centers -- 1.5%
    338,900       Costco Wholesale Corp.                                     $    70,823,322
                                                                             ---------------
                  Total Food & Staples Retailing                             $    70,823,322
--------------------------------------------------------------------------------------------
                  FOOD, BEVERAGE & TOBACCO -- 4.9%
                  Packaged Foods & Meats -- 1.4%
  1,682,500       Mondelez International, Inc., Class A                      $    68,982,500
--------------------------------------------------------------------------------------------
                  Soft Drinks -- 3.5%
  1,530,000       PepsiCo., Inc.                                             $   166,571,100
                                                                             ---------------
                  Total Food, Beverage & Tobacco                             $   235,553,600
--------------------------------------------------------------------------------------------
                  HEALTH CARE EQUIPMENT & SERVICES -- 7.2%
                  Health Care Equipment -- 4.1%
    838,000       Danaher Corp.                                              $    82,693,840
  1,327,000       Medtronic Plc                                                  113,604,470
                                                                             ---------------
                                                                             $   196,298,310
--------------------------------------------------------------------------------------------
                  Managed Health Care -- 3.1%
    604,000       UnitedHealth Group, Inc.                                   $   148,185,360
                                                                             ---------------
                  Total Health Care Equipment & Services                     $   344,483,670
--------------------------------------------------------------------------------------------
                  INSURANCE -- 0.6%
                  Multi-line Insurance -- 0.6%
    603,400       Hartford Financial Services Group, Inc.                    $    30,851,842
                                                                             ---------------
                  Total Insurance                                            $    30,851,842
--------------------------------------------------------------------------------------------
                  MATERIALS -- 0.7%
                  Diversified Chemicals -- 0.0%+
     15,000       DowDuPont, Inc.                                            $       988,800
--------------------------------------------------------------------------------------------
                  Steel -- 0.7%
    542,900       Nucor Corp.                                                $    33,931,250
                                                                             ---------------
                  Total Materials                                            $    34,920,050
--------------------------------------------------------------------------------------------
                  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 5.6%
                  Biotechnology -- 2.1%
    553,000       Amgen, Inc.                                                $   102,078,270
--------------------------------------------------------------------------------------------
                  Pharmaceuticals -- 3.5%
    954,000       Bristol-Myers Squibb Co.                                   $    52,794,360
  1,882,500       Merck & Co., Inc.                                              114,267,750
                                                                             ---------------
                                                                             $   167,062,110
                                                                             ---------------
                  Total Pharmaceuticals, Biotechnology & Life Sciences       $   269,140,380
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 17

--------------------------------------------------------------------------------------------
 Shares                                                                      Value
--------------------------------------------------------------------------------------------
                  REAL ESTATE -- 1.2%
                  Specialized REIT -- 1.2%
    530,300       Crown Castle International Corp.                           $    57,176,946
                                                                             ---------------
                  Total Real Estate                                          $    57,176,946
--------------------------------------------------------------------------------------------
                  RETAILING -- 7.2%
                  Home Improvement Retail -- 6.6%
    736,000       Home Depot, Inc.                                           $   143,593,600
  1,853,800       Lowe's Cos., Inc.                                              177,167,666
                                                                             ---------------
                                                                             $   320,761,266
--------------------------------------------------------------------------------------------
                  Internet & Direct Marketing Retail -- 0.6%
     13,400(a)    Booking Holdings, Inc.                                     $    27,163,006
                                                                             ---------------
                  Total Retailing                                            $   347,924,272
--------------------------------------------------------------------------------------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.6%
                  Semiconductor Equipment -- 0.4%
    115,000       Lam Research Corp.                                         $    19,877,750
--------------------------------------------------------------------------------------------
                  Semiconductors -- 4.2%
  1,344,500       Analog Devices, Inc.                                       $   128,964,440
    674,500       Intel Corp.                                                     33,529,395
    752,600(a)    Micron Technology, Inc.                                         39,466,344
                                                                             ---------------
                                                                             $   201,960,179
                                                                             ---------------
                  Total Semiconductors & Semiconductor Equipment             $   221,837,929
--------------------------------------------------------------------------------------------
                  SOFTWARE & SERVICES -- 18.0%
                  Data Processing & Outsourced Services -- 2.9%
  1,058,500       Visa, Inc., Class A                                        $   140,198,325
--------------------------------------------------------------------------------------------
                  Internet Software & Services -- 7.9%
    250,300(a)    Alphabet, Inc., Class A                                    $   282,636,257
    499,500(a)    Facebook, Inc., Class A                                         97,062,840
                                                                             ---------------
                                                                             $   379,699,097
--------------------------------------------------------------------------------------------
                  Systems Software -- 7.2%
  2,870,000       Microsoft Corp.                                            $   283,010,700
  1,512,000       Oracle Corp.                                                    66,618,720
                                                                             ---------------
                                                                             $   349,629,420
                                                                             ---------------
                  Total Software & Services                                  $   869,526,842
--------------------------------------------------------------------------------------------
                  TECHNOLOGY HARDWARE & EQUIPMENT -- 5.6%
                  Communications Equipment -- 0.8%
    960,000       Cisco Systems, Inc.                                        $    41,308,800
--------------------------------------------------------------------------------------------
                  Technology Hardware, Storage & Peripherals -- 4.8%
  1,240,000       Apple, Inc.                                                $   229,536,400
                                                                             ---------------
                  Total Technology Hardware & Equipment                      $   270,845,200
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Fund | Semiannual Report | 6/30/18

--------------------------------------------------------------------------------------------
 Shares                                                                      Value
--------------------------------------------------------------------------------------------
                  TELECOMMUNICATION SERVICES -- 3.2%
                  Integrated Telecommunication Services -- 3.2%
  4,858,685       AT&T, Inc.                                                 $   156,012,376
                                                                             ---------------
                  Total Telecommunication Services                           $   156,012,376
--------------------------------------------------------------------------------------------
                  TRANSPORTATION -- 6.4%
                  Air Freight & Logistics -- 3.1%
    420,000       FedEx Corp.                                                $    95,365,200
    492,600       United Parcel Service, Inc., Class B                            52,328,898
                                                                             ---------------
                                                                             $   147,694,098
--------------------------------------------------------------------------------------------
                  Railroads -- 3.3%
    455,000       Kansas City Southern                                       $    48,211,800
    790,000       Union Pacific Corp.                                            111,927,200
                                                                             ---------------
                                                                             $   160,139,000
                                                                             ---------------
                  Total Transportation                                       $   307,833,098
--------------------------------------------------------------------------------------------
                  UTILITIES -- 0.8%
                  Electric Utilities -- 0.8%
    554,000       American Electric Power Co., Inc.                          $    38,364,500
                                                                             ---------------
                  Total Utilities                                            $    38,364,500
--------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $3,694,922,547)                                      $ 4,728,236,522
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 Principal
 Amount
 USD ($)
--------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS --
                  1.0% of Net Assets
 12,355,000(b)    Federal Home Loan Bank Discount Notes, 8/2/18              $    12,334,577
 36,795,000(b)    U.S. Treasury Bills, 7/12/18                                    36,777,867
--------------------------------------------------------------------------------------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $49,109,625)                                         $    49,112,444
--------------------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 0.7% of Net Assets
                  REPURCHASE AGREEMENTS -- 0.7%
 14,490,000       $14,490,000 ScotiaBank, 2.10%, dated 6/29/18 plus accrued
                  interest on 07/02/18, collateralized by $14,782,387 Federal
                  National Mortgage Association,
                  3.5% - 4.0%, 12/01/47 - 02/01/48.                          $    14,490,000
 10,420,000       $10,420,000 TD Securities USA LLC, 2.10%, dated 6/29/18
                  plus accrued interest on 07/02/18, collateralized by
                  $10,628,400 Freddie Mac Giant, 3.5%, 07/01/46.                  10,420,000

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 19

--------------------------------------------------------------------------------------------
 Principal
 Amount
 USD ($)                                                                     Value
--------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENTS -- (continued)
  7,460,000       $7,460,000 TD Securities USA LLC, 2.12%, dated 6/29/18
                  plus accrued interest on 07/02/18, collateralized by
                  $7,609,201 Freddie Mac Giant, 3.5%, 07/01/46.              $     7,460,000
                                                                             ---------------
                                                                             $    32,370,000
--------------------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $32,370,000)                                         $    32,370,000
--------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 99.8%
                  (Cost $3,776,402,172)                                      $ 4,809,718,966
--------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- 0.2%                       $    11,180,533
--------------------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                       $ 4,820,899,499
============================================================================================

REIT      Real Estate Investment Trust.

(A.D.R.)  American Depositary Receipts.

(a)       Non-income producing security.

(b) Security issued with a zero coupon. Income is recognized through accretion of discount.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2018, aggregated $1,416,776,568 and $1,758,103,696, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the "Adviser"), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are affected at current market prices. During the six months ended June 30, 2018, the Fund did not engage in cross trade activity.

At June 30, 2018, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,777,557,656 was as follows:

          Aggregate gross unrealized appreciation for all investments in
            which there is an excess of value over tax cost                  $ 1,108,320,354

          Aggregate gross unrealized depreciation for all investments in
            which there is an excess of tax cost over value                      (76,159,044)
                                                                             ---------------
          Net unrealized appreciation                                        $ 1,032,161,310
                                                                             ===============

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Semiannual Report | 6/30/18

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

--------------------------------------------------------------------------------------------
                                     Level 1         Level 2      Level 3     Total
--------------------------------------------------------------------------------------------
Common Stocks                        $4,728,236,522  $        --  $       --  $4,728,236,522
U.S. Government and
    Agency Obligations                           --   49,112,444          --      49,112,444
Repurchase Agreements                            --   32,370,000          --      32,370,000
--------------------------------------------------------------------------------------------
Total Investments in Securities      $4,728,236,522  $81,482,444  $       --  $4,809,718,966
============================================================================================

During the six months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 21

Statement of Assets and Liabilities | 6/30/18 (unaudited)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $3,776,402,172)         $4,809,718,966
  Cash                                                                            13,725,623
  Receivables --
     Fund shares sold                                                                434,232
     Interest                                                                          3,785
     Dividends                                                                     3,572,811
  Other assets                                                                        71,166
---------------------------------------------------------------------------------------------
        Total assets                                                          $4,827,526,583
=============================================================================================
LIABILITIES:
  Payables --
     Fund shares repurchased                                                  $    5,229,277
     Distributions                                                                    42,949
     Trustees' fees                                                                    5,883
     Transfer agent fees                                                             626,075
     Shareholder communications fees                                                 215,031
  Due to affiliates --
     Management fees                                                                 252,304
     Other due to affiliates                                                         128,477
  Accrued expenses                                                                   127,088
---------------------------------------------------------------------------------------------
        Total liabilities                                                     $    6,627,084
=============================================================================================
NET ASSETS:
  Paid-in capital                                                             $3,517,043,442
  Undistributed net investment income                                              2,756,321
  Accumulated net realized gain on investments                                   267,787,770
  Net unrealized appreciation on investments                                   1,033,311,966
---------------------------------------------------------------------------------------------
        Net assets                                                            $4,820,899,499
=============================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $4,604,937,406/157,728,344 shares)                        $        29.20
  Class C (based on $80,662,292/3,164,250 shares)                             $        25.49
  Class R (based on $49,609,405/1,691,670 shares)                             $        29.33
  Class Y (based on $85,690,396/2,898,768 shares)                             $        29.56
MAXIMUM OFFERING PRICE:
  Class A ($29.20 (divided by) 94.25%)                                        $        30.98
=============================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Semiannual Report | 6/30/18

Statement of Operations (unaudited)

For the Six Months Ended 6/30/18

INVESTMENT INCOME:
  Dividends from unaffiliated issuers (net of foreign taxes
      withheld $628,053)                                              $   44,767,255
  Interest from unaffiliated issuers                                         529,598
------------------------------------------------------------------------------------------------------
          Total investment income                                                      $   45,296,853
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
      Basic fee                                                       $   14,820,756
      Performance adjustment                                              (1,248,629)
  Administrative expense                                                   1,075,057
  Transfer agent fees
      Class A                                                              1,518,436
      Class C                                                                 52,694
      Class R                                                                 62,850
      Class Y                                                                 75,932
  Distribution fees
      Class A                                                              5,883,239
      Class C                                                                425,753
      Class R                                                                126,975
  Shareowner communications expense                                          908,336
  Custodian fees                                                              36,153
  Registration fees                                                           44,843
  Professional fees                                                           91,386
  Printing expense                                                            25,250
  Trustees' fees                                                             120,735
  Miscellaneous                                                               65,998
------------------------------------------------------------------------------------------------------
      Total expenses                                                                   $   24,085,764
------------------------------------------------------------------------------------------------------
          Net investment income                                                        $   21,211,089
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
      Investments in unaffiliated issuers                                              $  264,002,227
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
      Investments in unaffiliated issuers                             $ (194,477,903)
      Other assets and liabilities denominated in foreign currencies         (10,136)  $ (194,488,039)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               $   69,514,188
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $   90,725,277
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 23

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            6/30/18          Year Ended
                                                            (unaudited)      12/31/17
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                $   21,211,089   $   47,553,090
Net realized gain (loss) on investments                        264,002,227      742,408,544
Change in net unrealized appreciation (depreciation)
   on investments                                             (194,488,039)     160,575,603
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting
         from operations                                    $   90,725,277   $  950,537,237
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.13 and $0.29 per share, respectively)        $  (20,740,696)  $  (43,322,721)
   Class C ($0.03 and $0.07 per share, respectively)               (97,402)        (243,794)
   Class R ($0.07 and $0.15 per share, respectively)              (119,817)        (256,717)
   Class Y ($0.16 and $0.36 per share, respectively)              (482,117)      (1,251,891)
Net realized gain:
   Class A ($-- and $5.86 per share, respectively)                      --     (817,214,143)
   Class C ($-- and $5.86 per share, respectively)                      --      (18,064,477)
   Class R ($-- and $5.86 per share, respectively)                      --       (9,324,411)
   Class Y ($-- and $5.86 per share, respectively)                      --      (18,897,436)
--------------------------------------------------------------------------------------------
   Total distributions to shareowners                       $  (21,440,032)  $ (908,575,590)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                           $   71,811,885   $  175,645,346
Reinvestment of distributions                                   20,562,557      867,816,933
Cost of shares repurchased                                    (356,861,196)    (768,855,623)
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         Fund share transactions                            $ (264,486,754)  $  274,606,656
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                 $ (195,201,509)  $  316,568,303
NET ASSETS:
Beginning of period                                         $5,016,101,008   $4,699,532,705
--------------------------------------------------------------------------------------------
End of period                                               $4,820,899,499   $5,016,101,008
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $    2,756,321   $    2,985,264
============================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Semiannual Report | 6/30/18

--------------------------------------------------------------------------------------------
                                Six Months    Six Months
                                Ended         Ended
                                6/30/18       6/30/18           Year Ended    Year Ended
                                Shares        Amount            12/31/17      12/31/17
                                (unaudited)   (unaudited)       Shares        Amount
--------------------------------------------------------------------------------------------
Class A
Shares sold                       1,841,443   $   54,105,364      3,912,647   $ 120,647,743
Reinvestment of distributions       686,755       19,991,267     29,253,380     828,669,250
Less shares repurchased         (10,247,891)    (301,061,658)   (20,909,923)   (650,020,906)
--------------------------------------------------------------------------------------------
      Net increase (decrease)    (7,719,693)  $ (226,965,027)    12,256,104   $ 299,296,087
============================================================================================
Class C
Shares sold                         139,972   $    3,577,308        414,906   $  11,119,012
Reinvestment of distributions         3,467           88,553        616,919      15,213,996
Less shares repurchased            (541,479)     (13,858,512)    (1,705,178)    (47,007,924)
--------------------------------------------------------------------------------------------
      Net decrease                 (398,040)  $  (10,192,651)      (673,353)  $ (20,674,916)
============================================================================================
Class R
Shares sold                          92,336   $    2,703,064        204,784   $   6,550,849
Reinvestment of distributions         4,037          118,212        331,928       9,414,736
Less shares repurchased            (192,115)      (5,707,800)      (569,143)    (17,415,804)
--------------------------------------------------------------------------------------------
      Net decrease                  (95,742)  $   (2,886,524)       (32,431)  $  (1,450,219)
============================================================================================
Class Y
Shares sold                         384,902   $   11,426,149      1,196,411   $  37,327,742
Reinvestment of distributions        12,383          364,525        505,661      14,518,951
Less shares repurchased          (1,226,152)     (36,233,226)    (1,745,383)    (54,410,989)
--------------------------------------------------------------------------------------------
      Net decrease                 (828,867)  $  (24,442,552)       (43,311)  $  (2,564,296)
============================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 25

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                           Six Months
                                           Ended           Year            Year           Year             Year         Year
                                           6/30/18         Ended           Ended          Ended            Ended        Ended
                                           (unaudited)     12/31/17        12/31/16*      12/31/15*        12/31/14*    12/31/13
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period       $    28.81      $    28.90      $    31.92     $    36.67       $    39.18   $    32.45
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
   operations:
   Net investment income (loss)            $     0.13(a)   $     0.31(a)   $     0.35(a)  $     0.31(a)    $     0.37   $     0.38
   Net realized and unrealized gain (loss)
      on investments                             0.39            5.75            2.56          (0.42)            3.90        10.22
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations                              $     0.52      $     6.06      $     2.91     $    (0.11)      $     4.27   $    10.60
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                   $    (0.13)     $    (0.29)     $    (0.34)    $    (0.30)      $    (0.36)  $    (0.38)
   Net realized gain                               --           (5.86)          (5.59)         (4.34)           (6.42)       (3.49)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                        $    (0.13)     $    (6.15)     $    (5.93)    $    (4.64)      $    (6.78)  $    (3.87)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value $     0.39      $    (0.09)     $    (3.02)    $    (4.75)      $    (2.51)  $     6.73
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    29.20      $    28.81      $    28.90     $    31.92       $    36.67   $    39.18
===================================================================================================================================
Total return (b)                                 1.81%(c)       21.54%(d)        9.60%         (0.43)%(e)       10.86%       33.06%
Ratio of net expenses to average
   net assets (f)                                0.96%(g)        0.94%           0.98%          0.98%            0.96%        0.97%
Ratio of net investment income (loss) to
   average net assets                            0.87%(g)        0.99%           1.09%          0.86%            0.94%        1.02%
Portfolio turnover rate                            29%(c)          58%             62%            50%              25%           7%
Net assets, end of period (in thousands)   $4,604,937      $4,765,993      $4,426,909     $4,402,310       $4,766,086   $4,642,106
===================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)  Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2017, the total return would have been 21.51%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.46)%.

(f)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(g)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Semiannual Report | 6/30/18

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended        Year        Year         Year           Year       Year
                                                          6/30/18      Ended       Ended        Ended          Ended      Ended
                                                          (unaudited)  12/31/17    12/31/16*    12/31/15*      12/31/14*  12/31/13
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 25.17      $ 25.91     $  29.20     $  33.97       $  36.75   $  30.64
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                           $  0.01(a)   $  0.05(a)  $   0.09(a)  $   0.02(a)    $   0.06   $   0.09
   Net realized and unrealized gain (loss) on investments    0.34         5.14         2.32        (0.39)          3.66       9.62
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations        $  0.35      $  5.19     $   2.41     $  (0.37)      $   3.72   $   9.71
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                  $ (0.03)     $ (0.07)    $  (0.11)    $  (0.06)      $  (0.08)  $  (0.11)
   Net realized gain                                           --        (5.86)       (5.59)       (4.34)         (6.42)     (3.49)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $ (0.03)     $ (5.93)    $  (5.70)    $  (4.40)      $  (6.50)  $  (3.60)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.32      $ (0.74)    $  (3.29)    $  (4.77)      $  (2.78)  $   6.11
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 25.49      $ 25.17     $  25.91     $  29.20       $  33.97   $  36.75
===================================================================================================================================
Total return (b)                                             1.39%(c)    20.57%        8.74%       (1.23)%(d)     10.04%     32.00%
Ratio of net expenses to average net assets (e)              1.76%(f)     1.73%        1.77%        1.76%          1.73%      1.74%
Ratio of net investment income (loss) to average
   net assets                                                0.07%(f)     0.19%        0.30%        0.07%          0.16%      0.25%
Portfolio turnover rate                                        29%(c)       58%          62%          50%            25%         7%
Net assets, end of period (in thousands)                  $80,662      $89,663     $109,749     $129,720       $160,608   $160,158
===================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)  Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (1.26)%.

(e)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(f)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 27

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year        Year        Year          Year      Year
                                                              6/30/18      Ended       Ended       Ended         Ended     Ended
                                                              (unaudited)  12/31/17    12/31/16*   12/31/15*     12/31/14* 12/31/13
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $ 28.93      $ 29.01     $ 32.04     $ 36.80       $ 39.27   $ 32.51
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                               $  0.07(a)   $  0.17(a)  $  0.21(a)  $  0.19(a)    $  0.25   $  0.25
   Net realized and unrealized gain (loss) on investments        0.40         5.76        2.57       (0.42)         3.92     10.21
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.47      $  5.93     $  2.78     $ (0.23)      $  4.17   $ 10.46
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.07)     $ (0.15)    $ (0.22)    $ (0.19)      $ (0.22)  $ (0.21)
   Net realized gain                                               --        (5.86)      (5.59)      (4.34)        (6.42)    (3.49)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.07)     $ (6.01)    $ (5.81)    $ (4.53)      $ (6.64)  $ (3.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.40      $ (0.08)    $ (3.03)    $ (4.76)      $ (2.47)  $  6.76
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 29.33      $ 28.93     $ 29.01     $ 32.04       $ 36.80   $ 39.27
===================================================================================================================================
Total return (b)                                                 1.63%(c)    20.99%       9.12%      (0.77)%(d)    10.56%    32.52%
Ratio of net expenses to average net assets (e)                  1.37%(f)     1.38%       1.41%       1.30%         1.27%     1.34%
Ratio of net investment income (loss) to average net assets      0.47%(f)     0.55%       0.66%       0.54%         0.61%     0.64%
Portfolio turnover rate                                            29%(c)       58%         62%         50%           25%        7%
Net assets, end of period (in thousands)                      $49,609      $51,716     $52,795     $56,380       $66,382   $85,141
===================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)  Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.80)%.

(e)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(f)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Semiannual Report | 6/30/18

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended        Year         Year         Year           Year       Year
                                                         6/30/18      Ended        Ended        Ended          Ended      Ended
                                                         (unaudited)  12/31/17     12/31/16*    12/31/15*      12/31/14*  12/31/13
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                     $ 29.17      $  29.19     $  32.18     $  36.94       $  39.40   $  32.61
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                          $  0.15(a)   $   0.39(a)  $   0.43(a)  $   0.42(a)    $   0.55   $   0.53
   Net realized and unrealized gain (loss) on
      investments                                           0.40          5.81         2.59        (0.43)          3.89      10.24
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations       $  0.55      $   6.20     $   3.02     $  (0.01)      $   4.44   $  10.77
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners from:
   Net investment income                                 $ (0.16)     $  (0.36)    $  (0.42)    $  (0.41)      $  (0.48)  $  (0.49)
   Net realized gain                                          --         (5.86)       (5.59)       (4.34)         (6.42)     (3.49)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.16)     $  (6.22)    $  (6.01)    $  (4.75)      $  (6.90)  $  (3.98)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  0.39      $  (0.02)    $  (2.99)    $  (4.76)      $  (2.46)  $   6.79
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 29.56      $  29.17     $  29.19     $  32.18       $  36.94   $  39.40
===================================================================================================================================
Total return (b)                                            1.89%(c)     21.85%        9.86%       (0.14)%(d)     11.23%     33.46%
Ratio of net expenses to average net assets (e)             0.77%(f)      0.69%        0.73%        0.68%          0.66%      0.63%
Ratio of net investment income (loss) to average
   net assets                                               1.05%(f)      1.24%        1.34%        1.14%          1.23%      1.35%
Portfolio turnover rate                                       29%(c)        58%          62%          50%            25%         7%
Net assets, end of period (in thousands)                 $85,690      $108,729     $110,080     $153,661       $288,846   $336,513
===================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)  Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.17)%.

(e)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(f)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/18 29

Notes to Financial Statements | 6/30/18 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the "Fund") is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class C, Class K, Class R, Class T and Class Y shares. Class T and K shares had not commenced operations as of June 30, 2018. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. (the "Adviser") and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc. (the "Distributor").

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rule on Investment Company Reporting Modernization. In addition to introducing two new regulatory reporting forms (Form N-PORT and Form

30 Pioneer Fund | Semiannual Report | 6/30/18

N-CEN), the Final Rule amends Regulation S-X, which impacts financial statement presentation, particularly related to the presentation of derivative investments. The Fund's financial statements were prepared in compliance with the amendments to Regulation S-X.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for

                                   Pioneer Fund | Semiannual Report | 6/30/18 31
     other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

     Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2018, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

32 Pioneer Fund | Semiannual Report | 6/30/18

     Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2017, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

                                   Pioneer Fund | Semiannual Report | 6/30/18 33

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2017, was as follows:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                             $  152,318,662
     Long-term capital gain                                         756,256,928
     ---------------------------------------------------------------------------
          Total                                                  $  908,575,590
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2017:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                               $    2,631,711
     Undistributed long-term capital gain                            17,515,162
     Current year late year loss                                    (12,220,582)
     Net unrealized appreciation                                  1,226,644,521
     ---------------------------------------------------------------------------
          Total                                                  $1,234,570,812
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustment on common stocks.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $181,462 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2018.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

34 Pioneer Fund | Semiannual Report | 6/30/18

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Risks

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

     With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations potentially resulting in financial

                                   Pioneer Fund | Semiannual Report | 6/30/18 35
     losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases or receive distributions, loss of or unauthorized access to private shareowners information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities. Open repurchase agreements as of June 30, 2018 are disclosed in the Fund's Schedule of Investments.

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the Adviser contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2018, the aggregate performance adjustment resulted in a decrease to

36 Pioneer Fund | Semiannual Report | 6/30/18 the basic fee of $1,248,629. For the six months ended June 30, 2018, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.55% (annualized) of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $187,057 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2018.

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings and outgoing phone calls. For the six months ended June 30, 2018, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications:
--------------------------------------------------------------------------------
Class A                                                                 $890,156
Class C                                                                   13,248
Class R                                                                    2,407
Class Y                                                                    2,525
--------------------------------------------------------------------------------
  Total                                                                 $908,336
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets

                                   Pioneer Fund | Semiannual Report | 6/30/18 37
attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $193,724 in distribution fees payable to the Distributor at June 30, 2018.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2018, CDSCs in the amount of $2,764 were paid to the Distributor.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the "Funds"), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The Fund participated in a credit facility that was in the amount of $195 million. Effective August 1, 2018 the Fund participates in a credit facility that is in the amount of $250 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate ("LIBOR") plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date, or (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2018, the Fund had no borrowings under the credit facility.

38 Pioneer Fund | Semiannual Report | 6/30/18

ADDITIONAL INFORMATION

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). As a result of the Transaction, the Adviser became an indirect, wholly owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP ("D&T"), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the periods as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP ("EY"), for the Fund's fiscal year ended December 31, 2017.

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries during the period commencing July 1, 2016, that it determined to be inconsistent with the auditor independence rules set forth by the Securities

                                   Pioneer Fund | Semiannual Report | 6/30/18 39
and Exchange Commission ("SEC"): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment adviser or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

40 Pioneer Fund | Semiannual Report | 6/30/18

Trustees, Officers and Service Providers

Trustees                                   Officers
Thomas J. Perna, Chairman                  Lisa M. Jones, President and
David R. Bock                                 Chief Executive Officer
Benjamin M. Friedman                       Mark E. Bradley, Treasurer and
Margaret B.W. Graham                          Chief Financial Officer
Lisa M. Jones                              Christopher J. Kelley, Secretary and
Lorraine H. Monchak                           Chief Legal Officer
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                                   Pioneer Fund | Semiannual Report | 6/30/18 41

                          This page is for your notes.

42 Pioneer Fund | Semiannual Report | 6/30/18

                          This page is for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/18 43

                          This page is for your notes.

44 Pioneer Fund | Semiannual Report | 6/30/18

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2018 Amundi Pioneer Asset Management 19404-12-0818

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Emerging Markets Fund:
Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
November 30, 2013 and 2012.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2018

* Print the name and title of each signing officer under his or her signature.